FUND PROFILE

                                   Target 2000
                                   Target 2005
                                   Target 2010
                                   Target 2015
                                   Target 2020
                                   Target 2025

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century


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This profile  summarizes key information about the funds that is included in the funds' Prospectus. The funds' Prospectus has additional information about the funds, including a more detailed description of the risks associated with investing in the funds, that you may want to consider before you invest. You may obtain the Prospectus and other  information about the funds at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                  TARGET 2000      TARGET 2005      TARGET 2010

                  TARGET 2015      TARGET 2020      TARGET 2025

1. WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

        These funds seek the highest return consistent with investment in U.S. Treasury securities.

2. WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

        The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon investment.

        Each fund is managed to mature in the year identified in its name; therefore, the funds' weighted average maturities are different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2025 has the longest weighted average maturity, and its share price will fluctuate the most.

        U.S. Treasury bonds have a traditional design: interest is paid periodically until maturity, when the principal is repaid. Zero-coupon Treasury securities, however, do not make any periodic interest payments. Instead, all of the interest and principal is paid when the securities mature.

        Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal parts. Each part can be used to create zero-coupon Treasury securities. These securities are created by financial institutions (like a dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security is supported by Treasury securities.

        Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to the bond. This is called reinvestment risk. Since zero-coupon securities do not pay interest periodically, there is no reinvestment risk.

        If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience will be similar to that of an investment in a zero-coupon U.S. Treasury security that matures at the end of the fund's maturity year. Each fund is managed to provide an investment return that does not differ substantially from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

        A fund's AGR is a calculation of the annualized rate of growth that an investor may expect from the purchase date to the fund's target maturity date.

        The AVM is the calculated value of a fund's investment portfolio. It is based on the maturity values of the fund's zero-coupon Treasury securities

        The advisor calculates each fund's AGR and AVM on each business day. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges.

        When a fund reaches its maturity year

           * The fund managers may begin to buy traditional  Treasury securities
             consistent  with  the  fund's  investment   objective  and  pending
             maturity.

           * As the fund's zero-coupon Treasury securities mature, the proceeds will be invested in Treasury bills.

           * In January of the year following maturity, the fund will be liquidated.

        Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.


TARGET MATURITIES                                  AMERICAN CENTURY INVESTMENTS


3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUNDS?

    *The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of the funds with longer weighted average maturities generally will fall further. This interest rate sensitivity is greater in the funds than for traditional Treasury funds. If you sell your shares when their value is less than the price you paid, you will lose money.

    *While we recommend that shareholders hold their investment in the funds, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

    *The funds are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in its name. The fund managers adhere to investment policies that are designed to ensure that this happens. However, a precise forecast of a fund's final maturity value and yield to maturity are not possible.

    *An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

        In summary, the funds are intended for investors who seek the highest return consistent with U.S. Treasury securities and who are willing to accept the risks associated with the funds' investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the fund if less than 10 years. The bar chart indicates the volatility of the funds' historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
          Target    Target    Target    Target    Target    Target
           2000      2005      2010      2015      2020      2025

1998      7.36%     12.87%    15.07%    14.60%    16.49%    21.81%
1997      7.05%     11.63%    16.75%    22.92%    28.62%    30.11%
1996      1.99%     -1.24%    -3.54%    -6.03%    -8.42%
1995     20.74%     32.65%    42.09%    52.72%    61.34%
1994     -6.89%     -8.90%   -11.56%   -14.08%   -17.66%
1993     15.46%     21.56%    26.28%    30.51%    35.62%
1992      8.47%      9.56%     9.78%     7.77%     8.33%
1991     20.66%     21.47%    21.06%    22.47%    17.36%
1990      6.31%      3.58%     0.27%    -3.38%    -4.50%
1989     19.81%     23.89%    28.02%    33.49%


FUND PROFILE                                                 TARGET MATURITIES


        The highest and lowest returns of the funds' Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the funds' historical short-term volatility. Shareholders should be aware, however, that the funds are intended for investors whose investment horizon permits them to hold a fund until it is liquidated. The funds are not managed for results before maturity.

[bar chart]
                     Lowest                Highest

Target 2000      -4.93% 1Q 1994        14.65% 2Q 1989
Target 2005      -7.65% 1Q 1990        18.27% 2Q 1989
Target 2010     -10.88% 1Q 1990        23.61% 2Q 1989
Target 2015     -13.82% 1Q 1996        27.42% 2Q 1989
Target 2020     -16.61% 1Q 1996        21.44% 2Q 1995
Target 2025     -10.19% 1Q 1997        14.68% 4Q 1997

        The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.


                                                                        LIFE
                                  1 YEAR      5 YEARS    10 YEARS     OF FUND(1)
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AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
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Target 2000                        7.36%       5.67%       9.75%      12.12%

Merrill Lynch Long-Term
  Treasury Index                  13.55%       9.34%      11.48%      12.53%

11/15/00 Maturity
  STRIPS Issue(2)                  7.91%       6.15%      10.33%      13.43%
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Target 2005                       12.87%       8.50%      12.05%      14.43%

Merrill Lynch Long-Term
  Treasury Index                  13.55%       9.34%      11.48%      12.53%

11/15/05 Maturity
  STRIPS Issue(2)                 13.45%       8.73%      12.39%      16.03%
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Target 2010                       15.07%      10.24%      13.37%      16.03%

Merrill Lynch Long-Term
  Treasury Index                  13.55%       9.34%      11.48%      12.53%

11/15/10 Maturity
  STRIPS Issue(2)                 16.09%      10.94%      14.09%      17.51%
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Target 2015                       14.60%      11.68%      14.45%      11.62%

Merrill Lynch Long-Term
  Treasury Index                  13.55%       9.34%      11.48%       9.72%

11/15/15 Maturity
  STRIPS Issue(2)                 15.13%      12.19%      15.11%      11.62%
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Target 2020                       16.49%      12.76%        N/A       12.98%

Merrill Lynch Long-Term
  Treasury Index                  13.55%       9.34%        N/A        10.69

11/15/20 STRIPS Issue(2)          17.59%      13.25%        N/A       12.61%
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Target 2025                       21.81%        N/A         N/A       16.92%

Merrill Lynch Long-Term
  Treasury Index                  13.55%        N/A         N/A        11.44

11/15/25 STRIPS Issue(2)          22.67%        N/A         N/A       18.31%
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For performance information,  including yields, please call us or access our Web site.

(1) The inception dates are: Target 2000, Target 2005 and Target 2010: March 25, 1985; Target 2015: September 1, 1986; Target 2020: December 29, 1989;
     and Target 2025: February 15, 1996.

(2) The Target funds are designed to have a performance behavior that is like a zero-coupon security of the maturity suggested by each fund's name. The STRIPS issues listed in this table are examples of these zero-coupon securities. The STRIPS issues are not indices, but are important benchmarks of the Target funds' performance.


TARGET MATURITIES                                   AMERICAN CENTURY INVESTMENTS


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES

      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management Fee                              0.59%(1)
           Distribution and Service (12b-1) Fees       None
           Other Expenses(2 )                          0.00%
           Total Annual Fund Operating Expenses        0.59%

          (1) Based on expenses incurred during the funds' most recent fiscal year. The funds have a stepped fee schedule. As a result, the funds' management fees generally decrease as fund assets increase.

          (2) Other expenses, which include the fees and expenses of the funds' independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              * redeem all of your shares at the end of the periods shown below
              *   earn 5% return each year
              *   incur the same operating expenses shown above

               . . . your cost of investing in a fund would be:

        1 year             3 years            5 years             10 years
          $60               $189               $329                  $736

               Of course, actual costs may be higher or lower. Use this example to compare costs of investing in other funds.


FUND PROFILE

5. WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the funds. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the team are identified below:

        DAVID SCHROEDER, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Target funds since joining American Century in July 1990. He has a bachelor of arts from Pomona College.

        JEREMY FLETCHER, Associate Portfolio Manager, has been a member of the team that manages the Target funds since August 1997. He joined American Century in 1991 as an Investor Services Representative. He has bachelor's degrees in economics and mathematics from Claremont McKenna College.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in a fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


                                                               TARGET MATURITIES


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        The funds each pay distributions of substantially all of their income (and capital gains, if necessary) in December of each year. Distributions are reinvested automatically in additional shares unless you choose another option.

        At the same time that a fund's annual distributions are made, the Board of Trustees declares a reverse share split for each fund that exactly offsets the distributions. This allows the fund's share price to behave like the price of an equivalent zero-coupon Treasury security. Those shareholders who reinvest all distributions will own exactly the same number of shares of the fund as they did before the distributions.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

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[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP-, SARSEP-, AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX  816-340-7962

SH-PRF-14137   9901                                     Funds Distributor, Inc.